Document and Entity Information	3 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 11, 2012
Entity Registrant Name	Stevia Corp
Entity Central Index Key	0001439813
Entity Filer Category	Smaller Reporting Company